Other Comprehensive Income	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Comprehensive Income (Loss)
Other Comprehensive Income
The change in the component of accumulated other comprehensive income, net of taxes ("AOCI"), is summarized as follows:

(in millions)	Foreign currency translation adjustments	AOCI
Balance at January 1, 2013	$186	186
Other comprehensive loss attributable to QVC, Inc. stockholder	(88)	(88)
Balance at June 30, 2013	98	98

Balance at January 1, 2014	$139	139
Other comprehensive income attributable to QVC, Inc. stockholder	15	15
Balance at June 30, 2014	154	154

The component of other comprehensive income is reflected in QVC's condensed consolidated statements of comprehensive income, net of taxes. The following table summarizes the tax effects related to the component of other comprehensive income:

(in millions)	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Three months ended June 30, 2014:
Foreign currency translation adjustments	$2	—	2
Other comprehensive income	2	—	2

Three months ended June 30, 2013:
Foreign currency translation adjustments	$(13)	(3)	(16)
Other comprehensive loss	(13)	(3)	(16)

Six months ended June 30, 2014:
Foreign currency translation adjustments	$21	(3)	18
Other comprehensive income (loss)	21	(3)	18

Six months ended June 30, 2013:
Foreign currency translation adjustments	$(129)	22	(107)
Other comprehensive (loss) income	(129)	22	(107)

Other Comprehensive Income
The change in the component of accumulated other comprehensive income, net of taxes ("AOCI"), is summarized as follows:

(in millions)	Foreign currency translation adjustments	AOCI
Balance at January 1, 2011	$209	209
Other comprehensive loss attributable to QVC, Inc. shareholder	(15)	(15)
Balance at December 31, 2011	194	194
Other comprehensive loss attributable to QVC, Inc. shareholder	(8)	(8)
Balance at December 31, 2012	186	186
Other comprehensive loss attributable to QVC, Inc. shareholder	(47)	(47)
Balance at December 31, 2013	139	139

The component of other comprehensive income is reflected in QVC's consolidated statements of comprehensive income, net of taxes. The following table summarizes the tax effects related to the component of other comprehensive income:

(in millions)	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Year ended December 31, 2013:
Foreign currency translation adjustments	$(64)	(8)	(72)
Other comprehensive loss	(64)	(8)	(72)

Year ended December 31, 2012:
Foreign currency translation adjustments	$(48)	21	(27)
Other comprehensive loss	(48)	21	(27)

Year ended December 31, 2011:
Foreign currency translation adjustments	$(20)	10	(10)
Other comprehensive loss	(20)	10	(10)